Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	$ 36	$ 8
Royalties received	(17)	(18)
Impairment of investments	29	4
Inventory write-downs	238	0
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
(Profit)/loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	1	13
Impairment of other receivables	0	1
Legal fees and other costs related to Mining and Building Contractors Limited contract termination	1	0
Loans written off	7	0
Corporate bond and standby facility underwriting and professional fees	20	0
Once-off charges related to cancellation of convertible bonds	39	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	370	(12)
Taxation (benefit)/expense on above items	(14)	1
First Uranium Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Settlement costs of a legal claim	2	0
AGA - Polymetal Strategic Alliance[ Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	0	(20)
Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(13)	(14)
Tau Lekoa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Royalties received	(4)	(4)
Geita [Member]
Component Of Operating Other Cost And Expense [Line Items]
Inventory write-downs	14	0
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	(3)	1
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	25
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	9	8
Argentina [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		(2)
Colombia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	4
North America [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims		2
Namibia [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect taxes and legal claims	$ 1	$ (1)